Revenue Recognition - Contract Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Contract assets:
Contract asset, current	$ 171,000,000	$ 84,000,000	$ 95,000,000
Contract asset, noncurrent	5,000,000	39,000,000	0
Additions	175,000,000	114,000,000
Transfers to accounts receivable	122,000,000	86,000,000
Contract liabilities:
Contract liability, current	19,000,000	40,000,000	63,000,000
Customer liability, noncurrent	19,000,000	14,000,000	$ 0
Additions	88,000,000	83,000,000
Transfers to operating revenues	$ 104,000,000	$ 92,000,000